UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

             24140 E Greystone Lane
Woodway, Washington                       98020
(Address of principal executive offices)                      (Zip code)

Kailash Birmiwal
Birmiwal Investment Trust
24140 E Greystone Lane
Woodway, Washington 98020
(Name and address of agent for service)

Registrant's telephone number, including area code: (206) 542-7652

Date of fiscal year end: March 31

Date of reporting period: July 1, 2010– June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: BIRMIWAL OASIS FUND
Custodian Name: U.S. BANK, N.A.

TATA MOTORS LTD

Ticker:	TTM	Meeting Date:	7/14/2010
CUSIP	876568502

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. To receive, consider, and adopt the Audited Profit and Loss Account.				FOR	FOR	WITH	ISSUER

2. Declare a dividend.				FOR	FOR	WITH	ISSUER

3. Appoint a new director in place of Mr. Ratan N. Tata.				FOR	FOR	WITH	ISSUER

4. Appoint a new director in place of Dr. R A Mashelkar.				FOR	FOR	WITH	ISSUER

5. Consider and pass a new resolution.				FOR	FOR	WITH	ISSUER

6. Appoint auditors and fix their remuneration.				FOR	FOR	WITH	ISSUER

7. Approve Mr. Rajendra Sen as a director.				FOR	FOR	WITH	ISSUER

8. Approve Mr. Carl-Peter Foster as a director.				FOR	FOR	WITH	ISSUER

9. Approve Mr. Carl-Peter Foster as a Chief Executive Officer				FOR	FOR	WITH	ISSUER
and Managing Director.

10.Increase long term resources.				FOR	FOR	WITH	ISSUER

11. Issue 'A' ordinary shares on exercise of conversion option.				FOR	FOR	WITH	ISSUER

12. Increase borrowing limits.				FOR	FOR	WITH	ISSUER

13. Create Charges on the Company's Properties.				FOR	FOR	WITH	ISSUER

14. Payment of advisory fees to Mr. Ravi Kant.				FOR	FOR	WITH	ISSUER

DRYSHIPS INC

Ticker:	DRYS	Meeting Date:	9/6/2010
CUSIP	Y2109Q101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	WITHHOLD	AGAINST	ISSUER

2. Ratify auditors.				FOR	FOR	WITH	ISSUER

EXIDE TECHNOLOGIES

Ticker:	XIDE	Meeting Date:	9/15/2010
CUSIP	302051206

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	WITHOLD	AGAINST	ISSUER

2. Ratify auditors.				FOR	FOR	WITH	ISSUER

ENTEROMEDICS INC

Ticker:	ETRM	Meeting Date:	10/22/2010
CUSIP	29365M208

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Amend stock incentive plan to increase number of shares.				FOR	FOR	WITH	ISSUER

2. Amend stock incentive plan to allow one-time stock option				FOR	FOR	WITH	ISSUER
exchange program.

MICROSOFT CORPORATION

Ticker:	MSFT	Meeting Date:	11/16/2010
CUSIP	594918104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of Director: Steven A. Ballmer.				FOR	FOR	WITH	ISSUER

2. 1. Election of Director: Dina Dublon.				FOR	FOR	WITH	ISSUER

3. Election of Director: William H. Gates III.				FOR	FOR	WITH	ISSUER

4. Election of Director: Raymond V. Gilmartin.				FOR	FOR	WITH	ISSUER

5. Election of Director: Reed Hastings.				FOR	FOR	WITH	ISSUER

6. Election of Director: Maria M. Klawe.				FOR	FOR	WITH	ISSUER

7. Election of Director: David F. Marquardt.				FOR	FOR	WITH	ISSUER

8. Election of Director: Charles H. Noski.				FOR	FOR	WITH	ISSUER

9. Election of Director: Helmut Panke.				FOR	FOR	WITH	ISSUER

10. Ratify auditors.				FOR	FOR	WITH	ISSUER

11. Establish Board Committee on Environmental Sustainability.				AGAINST	AGAINST	WITH	SH

CORINTHIAN COLLEGES INC

Ticker:	COCO	Meeting Date:	11/17/10
CUSIP	218868107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Increase maximum number of directors.				FOR	FOR	WITH	ISSUER

3. Amend performance award plan.				FOR	FOR	WITH	ISSUER

4. Amend employee stock purchase plan.				FOR	FOR	WITH	ISSUER

5. Ratify auditors.				FOR	FOR	WITH	ISSUER

QIAO XING MOBILE CO

Ticker:	QXM	Meeting Date:	12/16/2010
CUSIP	G733031109
Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	AGAINST	AGAINST	ISSUER

2. Approve and adopt annual report.				FOR	AGAINST	AGAINST	ISSUER

3. Consider and act upon other business.				FOR	AGAINST	AGAINST	ISSUER

ALEXCO RESOURCE CORPORATION

Ticker:	AXU	Meeting Date:	12/17/10
CUSIP	01535P106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Set maximum number of directors.				FOR	FOR	WITH	ISSUER

2. Appoint directors.				FOR	FOR	WITH	ISSUER

3. Appoint new auditors.				FOR	FOR	WITH	ISSUER

4. Transact business that occur before the end of this meeting.				FOR	FOR	WITH	ISSUER

SOLARFUN POWER HOLDINGS CO LTD.

Ticker:	SOLF	Meeting Date:	12/20/10
CUSIP	83415U108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Re-appointment of Thomas J. Toy.				NONE	FOR	**	ISSUER

2. Appointment of Ernst Butler.				NONE	FOR	**	ISSUER

3. Re-appointment of Yinzhang Gu.				NONE	FOR	**	ISSUER

4. Appointment of Ki-Joon Hong.				NONE	FOR	**	ISSUER

5. Appointment of Dong Kwan Kim.				NONE	FOR	**	ISSUER

6. Appointment of Wook Jin Yoon.				NONE	FOR	**	ISSUER

7. Issuance and sale of ordinary shares to Hanwha Solar Holdings.				NONE	FOR	**	ISSUER

8. Ratify auditors.				NONE	FOR	**	ISSUER

9. Name of company be changed to Solarfun Power Holdings Co., Ltd.				NONE	FOR	**	ISSUER

VISIONCHINA MEDIA INC

Ticker:	VISN	Meeting Date:	12/22/10
CUSIP	92833U103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Ratification of auditors.				FOR	FOR	WITH	ISSUER

CHINA MEDIA EXPRESS HOLDINGS, INC.

Ticker:	CCME	Meeting Date:	1/07/11
CUSIP	169442100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approval of equity incentive plan.				FOR	FOR	WITH	ISSUER

3. Ratification of accountants.				FOR	FOR	WITH	ISSUER

SOLARFUN POWER HOLDINGS CO LTD

Ticker:	SOLF	Meeting Date:	1/13/11
CUSIP	83415U108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Authorize to increase share capital.				NONE	FOR	**	ISSUER

2. Appoint auditors.				NONE	FOR	**	ISSUER

3. Amend the Articles of Association of company.				NONE	FOR	**	ISSUER

4. Delete Article 4 of the Articles of Association to facilitate				NONE	FOR	**	ISSUER
financing options.

CIENA CORPORATION

Ticker:	CIEN	Meeting Date:	3/23/11
CUSIP	171779309

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a. Election of Director Harvey B. Cash.				FOR	FOR	WITH	ISSUER

1b. Election of Director: Judith M. O' Brien.				FOR	FOR	WITH	ISSUER

1c. Election of Director: Gary B. Smith.				FOR	FOR	WITH	ISSUER

2. Approval of increase number of common shares due to conversion				FOR	FOR	WITH	ISSUER
of outstanding convertible senior notes.

3. Ratify accounting firm.				FOR	FOR	WITH	ISSUER

4. Vote on executive compensation.				FOR	FOR	WITH	ISSUER

5. Vote on frequency of stockholder advisory votes on executive compensation.				3YR	3YR	WITH	ISSUER

QIAO XING MOBILE COMMUNICATION CO., LTD

Ticker:	QXM	Meeting Date:	4/7/2011
CUSIP	G73031109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. The Scheme.				FOR	AGAINST	AGAINST	ISSUER

CHINA DIRECT INDUSTRIES INC.

Ticker:	CDII	Meeting Date:	4/22/2011
CUSIP	169384203

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Issuance of common stock in connection with equity transfer agreement.				FOR	AGAINST	AGAINST	ISSUER

3. Advisory vote on executive compensation.				FOR	AGAINST	AGAINST	ISSUER

4. Advisory vote on frequency of executive compensation vote.				3YR	1YR	AGAINST	ISSUER

5. Ratify accountants.				FOR	FOR	WITH	ISSUER

BALLANTYNE STRONG, INC.

Ticker:	BTN	Meeting Date:	5/04/11
CUSIP	058516105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Resolution regarding executive compensation.				FOR	FOR	WITH	ISSUER

3. Approve frequency of future advisory votes on executive compensation.				1YR	1YR	WITH	ISSUER

ACTIONS SEMICONDUCTOR CO., LTD

Ticker:	ACTS	Meeting Date:	5/10/11
CUSIP	00507E107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Re-Election of two class II directors.				FOR	FOR	WITH	ISSUER

2. Amendment of equity and performance incentive plan.				FOR	FOR	WITH	ISSUER

NORTHGATE MINERALS CORPORATION

Ticker:	NXG	Meeting Date:	5/10/2011
CUSIP	666416102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Appointment of directors.				FOR	FOR	WITH	ISSUER

01. Mark Daniel				FOR	FOR	WITH	ISSUER

02. Paul J Dowd				FOR	FOR	WITH	ISSUER

03. Patrick D. Downey				FOR	FOR	WITH	ISSUER

04. Richard J Hall				FOR	FOR	WITH	ISSUER

05. Douglas P. Hayhurst				FOR	FOR	WITH	ISSUER

06. Terry A. Lyons				FOR	FOR	WITH	ISSUER

07. Conrad A. Pinette				FOR	FOR	WITH	ISSUER

08. Kenneth G. Stowe				FOR	FOR	WITH	ISSUER

2. Appointment of auditors.				FOR	FOR	WITH	ISSUER

3. Accept approach to executive compensation.				FOR	FOR	WITH	ISSUER

CITIZENS REPUBLIC BANCORP, INC.

Ticker:	CRBC	Meeting Date:	5/18/2011
CUSIP	174420109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve compensation of certain executive officers.				FOR	FOR	WITH	ISSUER

3. Amend articles for a reverse stock split and decrease authorized				FOR	FOR	WITH	ISSUER
common stock shares on a proportional basis.

4. Ratify auditors.				FOR	FOR	WITH	ISSUER

LEVEL 3 COMMUNICATIONS, INC.

Ticker:	LVLT	Meeting Date:	5/19/2011
CUSIP	52729N100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve granting authority to directors to effect a reverse stock split.				FOR	FOR	WITH	ISSUER

3. Approve amendment of stock plan to increase number of common				FOR	FOR	WITH	ISSUER
stock shares.

4. Approve executive compensation program.				FOR	FOR	WITH	ISSUER

5. Approve frequency of shareholder advisory vote on executive compensation.				1YR	1YR	WITH	ISSUER

6. Authorize transaction of business before annual meeting.				FOR	FOR	WITH	ISSUER

SUPERIOR INDUSTRIES INTERNATIONAL, INC.

Ticker:	SUP	Meeting Date:	5/20/2011
CUSIP	868168105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Appointment of directors.				FOR	FOR	WITH	ISSUER

2. Approval of CEO annual incentive performance plan.				FOR	FOR	WITH	ISSUER

3. Approval of executive compensation on an advisory basis.				FOR	FOR	WITH	ISSUER

4. Advisory vote on frequency of advisory vote.				2YR	2YR	WITH	ISSUER

5. Approval of proposal to change voting standard for director elections.				AGAINST	FOR	AGAINST	ISSUER

METALICO, INC.

Ticker:	MEA	Meeting Date:	6/22/2011
CUSIP	40330W106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a. Election of Director: Carlos E. Aguero.				FOR	FOR	WITH	ISSUER

1b. Election of Director: Michael J. Drury.				FOR	FOR	WITH	ISSUER

1c. Election of Director: Bret R. Maxwell.				FOR	FOR	WITH	ISSUER

1d. Election of Director: Walter H. Barandiaran				FOR	FOR	WITH	ISSUER

1e. Election of Director: Paul A. Garrett.				FOR	FOR	WITH	ISSUER

1f. Election of Director: Sean P. Duffy.				FOR	FOR	WITH	ISSUER

2. Ratify auditors.				FOR	FOR	WITH	ISSUER

3. Approve, by non-binding vote, executive compensation.				FOR	FOR	WITH	ISSUER

4. Recommend, by non-binding vote, frequency of executive				1YR	1YR	WITH	ISSUER
compensation votes.

5. Such other business as may properly come before the meeting.				FOR	FOR	WITH	ISSUER

DORAL FINANCIAL CORPORATION

Ticker:	DRL	Meeting Date:	6/28/2011
CUSIP	25811P886

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of Directors.				FOR	FOR	WITH	ISSUER

2. Ratification of accountanting firm.				FOR	FOR	WITH	ISSUER

3. Advisory vote on compensation of named executive officers.				FOR	FOR	WITH	ISSUER

4. Advisory vote on frequency of advisory vote on compensation				1YR	1YR	WITH	ISSUER
of named executive officers.

TATA MOTORS LIMITED

Ticker:	TTM	Meeting Date:	8/12/2011
CUSIP	876568502

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
O1. Approval of audited profit and loss account.				FOR	FOR	WITH	ISSUER

O2. Approval of declaration of dividend on ordinary and 'A' ordinary shares.				FOR	FOR	WITH	ISSUER

O3. Approval of appointmeent of director in place of Mr. Ravi Kant.				FOR	FOR	WITH	ISSUER

O4. Approval of appointment of Mr. N N Wadia.				FOR	FOR	WITH	ISSUER

O5. Approval of appointment of Mr. S M Palia.				FOR	FOR	WITH	ISSUER

O6. Approval of appointment of auditors, and to fix their remuneration.				FOR	FOR	WITH	ISSUER

S7. Appointment of Dr. Ralf Speth as a director.				FOR	FOR	WITH	ISSUER

S8. Approval of the subdivision of ordinary and ordinary 'A' shares.				FOR	FOR	WITH	ISSUER

ZST DIGITAL NETWORKS INC

Ticker:	ZSTN	Meeting Date:	8/16/11
CUSIP	98878T208

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approval of accountants.				FOR	FOR	WITH	ISSUER

3. Approval of an increase in shares under the Omnibus Incentive Plan.				FOR	FOR	WITH	ISSUER

MAD CATZ INTERACTIVE INC

Ticker:	MCZ	Meeting Date:	7/11/11
CUSIP	556162105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	WITHHOLD	AGAINST	ISSUER

2. Ratify accountants and auditors.				FOR	FOR	WITH	ISSUER

3. Approve resolution for a reverse stock split.				FOR	AGAINST	AGAINST	ISSUER

4. Approve an amendment to stock option plan.				FOR	AGAINST	AGAINST	ISSUER

5. Approve a resolution to increase quorum requirements for				FOR	AGAINST	AGAINST	ISSUER
meetings of stock holders.

Legend: ** Proxy did not have management's recommendation.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By: /s/ Kailash Birmiwal

       Kailash Birmiwal, President

Date:          8/24/11